PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (unaudited)
1
Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.8%
Argentina : 0.2%
17,542
Cresud SACIF y A, ADR
$ 134,723
0.1
23,215  IRSA Inversiones y
Representaciones SA,
ADR
223,328
0.1
358,051
0.2
Brazil : 6.6%
32,636
Ambev SA
66,643
0.0
60,778  B3 SA - Brasil Bolsa
Balcao
116,266
0.1
306,947
Banco Bradesco SA, ADR
681,422
0.3
62,709  Banco Santander Brasil
SA, ADR
317,935
0.1
30,163  BB Seguridade
Participacoes SA
187,021
0.1
140,074
(1)
BRF SA, ADR
526,678
0.2
5,327  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
82,926
0.0
15,061
Energisa S/A
116,975
0.1
208,762  Itau Unibanco Holding SA,
ADR
1,256,747
0.6
43,230
(1)
JBS S/A
257,722
0.1
40,091
Klabin SA
155,795
0.1
15,750
Petroleo Brasileiro SA
112,553
0.0
122,836  Petroleo Brasileiro SA -
Foreign, ADR
1,752,870
0.8
423,176
Raia Drogasil SA
2,077,667
0.9
28,539
Rumo SA
111,408
0.0
53,289
(1)(2)
Sitios Latinoamerica SAB
de CV
11,012
0.0
8,167
Suzano SA
77,322
0.0
15,541
Telefonica Brasil SA
133,123
0.1
76,113
Telefonica Brasil SA, ADR
653,811
0.3
222,498
TIM SA/Brazil
683,290
0.3
307,924
Totvs SA
1,515,081
0.7
106,725
Vale SA, ADR
1,157,966
0.5
17,827
Vale SA - Foreign
193,583
0.1
79,820
Vibra Energia SA
327,118
0.1
147,195
XP, Inc. - Class A
2,518,506
1.1
15,091,440
6.6
Chile : 0.5%
67,849
Cencosud SA
125,415
0.0
27,865
Empresas Copec SA
194,075
0.1
2,644,222
Enel Chile SA
151,038
0.1
15,860
(2)
Sociedad Quimica y
Minera de Chile SA, ADR
603,632
0.3
1,074,160
0.5
China : 11.8%
344,500  Alibaba Group Holding
Ltd.
3,389,957
1.5
8,568
(1)(2)
Baidu, Inc., ADR
758,868
0.3
3,107
(1)
BeiGene Ltd., ADR
517,564
0.2
4,000
BYD Co. Ltd. - Class H
118,419
0.1
1,029,000
(3)
CGN Power Co. Ltd. -
Class H
420,212
0.2
142,000  China Construction Bank
Corp. - Class H
99,157
0.0
625,342  China Mengniu Dairy Co.
Ltd.
1,046,381
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
911,650  China Petroleum &
Chemical Corp. - Class H
$ 584,262
0.3
27,000  China Shenhua Energy
Co. Ltd. - Class H
112,269
0.1
90,000  COSCO SHIPPING
Holdings Co. Ltd. - Class
H
128,530
0.1
154,800  CSPC Pharmaceutical
Group Ltd.
115,147
0.1
18,333
(1)
DiDi Global, Inc., ADR
67,282
0.0
419,052
H World Group Ltd.
1,260,316
0.6
60,400  Haier Smart Home Co.
Ltd. - Class H
197,473
0.1
153,000  Hengan International
Group Co. Ltd.
477,950
0.2
170,900  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
309,842
0.1
79,000
(1)(3)
Innovent Biologics, Inc.
391,076
0.2
29,110
(1)
iQIYI, Inc., ADR
96,936
0.0
70,211
JD.com, Inc. - Class A
925,774
0.4
3,900  Kweichow Moutai Co. Ltd.
- Class A
766,731
0.3
26,480
(1)(3)
Meituan - Class B
366,660
0.2
7,000
NetEase, Inc.
129,105
0.1
343,000  People's Insurance Co.
Group of China Ltd. -
Class H
115,407
0.1
1,610,000  PetroChina Co. Ltd. -
Class H
1,398,083
0.6
150,000  PICC Property & Casualty
Co. Ltd. - Class H
196,698
0.1
103,852  Shenzhen International
Holdings Ltd.
83,211
0.0
20,457  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
728,453
0.3
308,000  Shougang Fushan
Resources Group Ltd.
108,294
0.0
16,337
(1)
Sohu.com Ltd., ADR
246,362
0.1
112,754
Tencent Holdings Ltd.
5,203,197
2.3
450,000  Tingyi Cayman Islands
Holding Corp.
548,683
0.2
22,860
(1)
Trip.com Group Ltd., ADR
972,236
0.4
86,000  Tsingtao Brewery Co. Ltd.
- Class H
549,420
0.2
955,600  Uni-President China
Holdings Ltd.
787,685
0.3
21,957
(2)
Weibo Corp., ADR
169,508
0.1
10,440
Weibo Corp. - Class A
81,493
0.0
38,700  Wuliangye Yibin Co. Ltd. -
Class A
679,929
0.3
317,000  Yangzijiang Shipbuilding
Holdings Ltd.
639,155
0.3
49,400  Yankuang Energy Group
Co. Ltd. - Class H
64,482
0.0
68,730
Yum China Holdings, Inc.
2,074,892
0.9
26,927,099
11.8
France : 0.8%
4,421
L'Oreal SA
1,911,854
0.8

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany : 0.6%
5,339
adidas AG
$ 1,337,941
0.6
Greece : 0.6%
7,410  GEK Terna Holding Real
Estate Construction SA
143,573
0.1
10,868  Hellenic
Telecommunications
Organization SA
178,559
0.1
12,804  Helleniq Energy Holdings
SA
102,554
0.0
4,580
Jumbo SA
122,728
0.1
4,064  Motor Oil Hellas Corinth
Refineries SA
103,591
0.0
11,203
Mytilineos SA
442,737
0.2
11,023
OPAP SA
192,187
0.1
1,285,929
0.6
Hong Kong : 2.1%
351,869
(3)
AIA Group Ltd.
2,353,603
1.0
40,000  Beijing Enterprises
Holdings Ltd.
132,722
0.1
1,271,144
(3)
Budweiser Brewing Co.
APAC Ltd.
1,543,484
0.7
706,000
Kunlun Energy Co. Ltd.
684,391
0.3
4,714,200
2.1
Hungary : 0.3%
54,309  Magyar Telekom
Telecommunications PLC
162,655
0.1
26,778  MOL Hungarian Oil & Gas
PLC
208,721
0.1
12,141
Richter Gedeon Nyrt
346,121
0.1
717,497
0.3
India : 19.7%
1,920
AIA Engineering Ltd.
106,070
0.0
2,337
Alkem Laboratories Ltd.
148,290
0.1
15,149
Ambuja Cements Ltd.
123,227
0.0
43,852
Asian Paints Ltd.
1,618,482
0.7
1,404
Bajaj Auto Ltd.
162,212
0.1
25,404
Bajaj Finance Ltd.
2,070,092
0.9
63,628
Bharat Electronics Ltd.
240,761
0.1
116,295  Bharat Petroleum Corp.
Ltd.
487,797
0.2
7,129
Bharti Airtel Ltd.
127,352
0.1
281
Bosch Ltd.
117,523
0.0
1,746
(1)
Britannia Industries Ltd.
120,731
0.0
36,721
Castrol India Ltd.
115,235
0.0
12,612
Cipla Ltd./India
233,044
0.1
63,850
Coal India Ltd.
399,375
0.2
2,166
Coforge Ltd.
163,715
0.1
6,140  Colgate-Palmolive India
Ltd.
250,575
0.1
9,611  Container Corp. Of India
Ltd.
119,796
0.0
11,754  Coromandel International
Ltd.
233,621
0.1
4,280
Cummins India Ltd.
197,340
0.1
2,077
Divi's Laboratories Ltd.
122,266
0.0
4,232  Dr Reddy's Laboratories
Ltd.
341,732
0.1
3,562
Eicher Motors Ltd.
211,526
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
38,399
Exide Industries Ltd.
$ 240,441
0.1
103,093
GAIL India Ltd.
297,346
0.1
3,502
Grasim Industries Ltd.
116,315
0.0
5,144
Havells India Ltd.
113,767
0.0
56,059
HCL Technologies Ltd.
1,103,069
0.5
3,656
(3)
HDFC Asset Management
Co. Ltd.
179,912
0.1
48,000
HDFC Bank Ltd.
927,565
0.4
78,501
HDFC Bank Ltd., ADR
4,710,845
2.1
6,094
Hero MotoCorp Ltd.
400,362
0.2
46,972
Hindalco Industries Ltd.
376,787
0.2
2,682
Hindustan Aeronautics Ltd.
158,056
0.1
41,333  Hindustan Petroleum
Corp. Ltd.
194,312
0.1
13,818
Indian Hotels Co. Ltd.
106,187
0.0
179,478
Indian Oil Corp. Ltd.
391,112
0.2
24,497
Indraprastha Gas Ltd.
160,636
0.1
1,634
Info Edge India Ltd.
137,409
0.1
63,407
Infosys Ltd.
1,406,038
0.6
216,931
Infosys Ltd. - Foreign, ADR
4,800,683
2.1
3,112
(1)(3)
InterGlobe Aviation Ltd.
166,418
0.1
12,405
JSW Steel Ltd.
137,876
0.1
3,605
Larsen & Toubro Ltd.
164,631
0.1
1,440
(3)
LTIMindtree Ltd.
97,562
0.0
6,119
Mahindra & Mahindra Ltd.
213,005
0.1
1,439
Maruti Suzuki India Ltd.
225,784
0.1
14,304  Max Healthcare Institute
Ltd.
157,960
0.1
3,866
Mphasis Ltd.
134,008
0.1
135
MRF Ltd.
229,566
0.1
4,582
Nestle India Ltd.
134,647
0.1
55,245
NMDC Ltd.
159,956
0.1
59,452
NTPC Ltd.
296,055
0.1
89,376  Oil & Natural Gas Corp.
Ltd.
357,055
0.2
29,362
Oil India Ltd.
202,814
0.1
3,126
Persistent Systems Ltd.
180,879
0.1
82,064
Petronet LNG Ltd.
361,894
0.2
3,340
Phoenix Mills Ltd.
143,737
0.1
2,767
PI Industries Ltd.
146,639
0.1
72,767  Power Grid Corp. of India
Ltd.
303,088
0.1
276,175
Reliance Industries Ltd.
9,956,779
4.4
158,398
(1)
Reliance Strategic
Investments Ltd.
623,739
0.3
1,544
Siemens Ltd.
131,838
0.1
7,679  Sun Pharmaceutical
Industries Ltd.
157,941
0.1
2,360
Supreme Industries Ltd.
151,241
0.1
65,215  Tata Consultancy Services
Ltd.
3,424,485
1.5
81,640  Tata Consumer Products
Ltd.
1,161,639
0.5
21,892
Tata Power Co. Ltd.
118,885
0.0
147,274
Tata Steel Ltd.
291,586
0.1
18,589
Tech Mahindra Ltd.
346,262
0.1
2,520
Titan Co. Ltd.
104,357
0.0
12,313
Torrent Power Ltd.
274,933
0.1
1,849
Trent Ltd.
129,224
0.1
1,308
UltraTech Cement Ltd.
185,975
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
54,074
Vedanta Ltd.
$ 291,701
0.1
18,687
Wipro Ltd.
116,615
0.0
7,957
Zydus Lifesciences Ltd.
118,677
0.0
44,931,055
19.7
Indonesia : 1.9%
2,291,200
Astra International Tbk PT
666,035
0.3
4,600,438
Bank Central Asia Tbk PT
2,907,103
1.3
249,500  Bank Mandiri Persero
Tbk PT
98,400
0.0
220,500  Bank Rakyat Indonesia
Persero Tbk PT
63,447
0.0
904,200  Telkom Indonesia Persero
Tbk PT
160,590
0.1
1,918,900
Unilever Indonesia Tbk PT
288,144
0.1
95,300
United Tractors Tbk PT
151,214
0.1
4,334,933
1.9
Japan : 1.4%
11,832
Fast Retailing Co. Ltd.
3,261,478
1.4
Kuwait : 0.0%
74,037  Mobile
Telecommunications Co.
KSCP
110,520
0.0
Malaysia : 0.9%
104,400
CelcomDIGI Bhd
86,408
0.0
99,700
CIMB Group Holdings Bhd
161,208
0.1
103,700
Gamuda Bhd
177,338
0.1
84,500
Genting Bhd
87,074
0.0
80,100
MISC Bhd
153,244
0.1
41,800
Petronas Gas Bhd
165,688
0.1
177,400
Sime Darby Bhd
100,478
0.0
84,200
Telekom Malaysia Bhd
127,871
0.1
224,800
Tenaga Nasional Bhd
688,907
0.3
153,987
UEM Sunrise Bhd
37,976
0.0
190,000
YTL Corp. Bhd
141,314
0.1
108,000  YTL Power International
Bhd
109,813
0.0
2,037,319
0.9
Mexico : 5.7%
166,782
Alfa SAB de CV - Class A
95,427
0.0
27,114
Alsea SAB de CV
81,527
0.0
51,532  America Movil SAB de CV
- Foreign, ADR
861,615
0.4
11,942  Arca Continental SAB de
CV
117,664
0.1
363,308
Cemex SAB de CV
233,222
0.1
93,025  Cemex SAB de CV -
Foreign, ADR
597,221
0.3
33,550  Coca-Cola Femsa SAB
de CV
303,140
0.1
7,522  Coca-Cola Femsa SAB de
CV - Foreign, ADR
680,215
0.3
46,632  Corp Inmobiliaria Vesta
SAB de CV
136,635
0.1
14,886  El Puerto de Liverpool
SAB de CV - Class C1
105,443
0.0
85,313  Fibra Uno Administracion
SA de CV
108,524
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
25,788  Fomento Economico
Mexicano SAB de CV
$ 284,483
0.1
33,670  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
3,712,118
1.6
14,150
GCC SAB de CV
120,819
0.1
9,949  Gruma SAB de CV - Class
B
186,693
0.1
12,080  Grupo Aeroportuario del
Centro Norte SAB de CV
103,786
0.0
10,359  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
165,902
0.1
5,211  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
156,503
0.1
20,751
Grupo Bimbo SAB de CV
73,053
0.0
28,127  Grupo Comercial Chedraui
SA de CV
209,424
0.1
120,153  Grupo Financiero Banorte
SAB de CV - Class O
902,292
0.4
34,270
(1)
Grupo Financiero Inbursa
SAB de CV - Class O
84,043
0.0
24,510
Grupo Mexico SAB de CV
137,843
0.1
135,417
Grupo Televisa SAB, ADR
295,209
0.1
47,547
(1)(2)
Ollamani SAB
106,037
0.1
67,756  Orbia Advance Corp. SAB
de CV
87,463
0.0
48,434  Prologis Property Mexico
SA de CV
161,802
0.1
11,272  Promotora y Operadora de
Infraestructura SAB de CV
105,272
0.0
842,962  Wal-Mart de Mexico SAB
de CV
2,805,198
1.2
13,018,573
5.7
Netherlands : 1.0%
23,585
Heineken NV
2,092,953
0.9
15,173
NEPI Rockcastle NV
114,736
0.1
2,207,689
1.0
Peru : 0.5%
25,445  Cia de Minas
Buenaventura SAA, ADR
394,397
0.2
4,670
Credicorp Ltd.
796,889
0.3
1,191,286
0.5
Philippines : 0.2%
448,500
DMCI Holdings, Inc.
87,279
0.0
30,370  International Container
Terminal Services, Inc.
185,210
0.1
14,920
Manila Electric Co.
99,679
0.1
372,168
0.2
Qatar : 0.2%
33,127
Ooredoo QPSC
95,078
0.0
25,205
Qatar Fuel QSC
102,038
0.1
16,528
Qatar Islamic Bank SAQ
89,363
0.0
74,018
Qatar Navigation QSC
240,899
0.1
527,378
0.2
Romania : 0.1%
1,265,109
OMV Petrom SA
217,341
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Russia : —%
164,710
(4)
Alrosa PJSC
$ —
—
951,000
(1)(3)(4)
Detsky Mir PJSC
—
—
1,037,141
(1)(4)
Gazprom PJSC
—
—
25,468
(4)
Lukoil PJSC
—
—
14,210
(4)
Magnit PJSC
—
—
271,070
(4)
Magnitogorsk Iron & Steel
Works PJSC
—
—
117,900
(4)
MMC Norilsk Nickel PJSC
—
—
91,474
(4)
Mobile TeleSystems PJSC
—
—
83,570
(4)
Novolipetsk Steel PJSC
—
—
4,078
(4)
PhosAgro PJSC
—
—
453,015
(4)
Rosneft Oil Co. PJSC
—
—
1,076,340
(4)
Sberbank of Russia PJSC
—
—
16,184
(4)
Severstal PAO
—
—
34,543
(4)
Tatneft PJSC
—
—
—
—
Saudi Arabia : 0.9%
33,101  Abdullah Al Othaim
Markets Co.
103,284
0.0
2,502
Astra Industrial Group
106,520
0.0
2,352  Bupa Arabia for
Cooperative Insurance Co.
144,434
0.1
9,783
Etihad Etisalat Co.
135,889
0.1
35,550
Jarir Marketing Co.
123,068
0.1
4,258
SABIC Agri-Nutrients Co.
133,610
0.1
15,140  Sahara International
Petrochemical Co.
115,210
0.0
2,805
Saudi Airlines Catering Co.
86,747
0.0
88,783
(3)
Saudi Arabian Oil Co.
653,161
0.3
3,878  Saudi Aramco Base Oil
Co.
134,474
0.1
11,710
Saudi Telecom Co.
120,284
0.1
938  Saudia Dairy & Foodstuff
Co.
85,864
0.0
1,942,545
0.9
South Africa : 1.6%
8,333
Bid Corp. Ltd.
207,409
0.1
10,350
Bidvest Group Ltd.
155,552
0.1
11,471
Clicks Group Ltd.
222,964
0.1
23,648
Exxaro Resources Ltd.
253,367
0.1
21,270
MTN Group Ltd.
92,294
0.0
45,512
OUTsurance Group Ltd.
120,699
0.1
431,197
Sanlam Ltd.
1,930,768
0.8
16,542
Shoprite Holdings Ltd.
277,206
0.1
12,636
Tiger Brands Ltd.
154,608
0.1
59,543  Woolworths Holdings Ltd./
South Africa
196,815
0.1
3,611,682
1.6
South Korea : 17.7%
6,317
Cheil Worldwide, Inc.
81,793
0.0
1,388
DB Insurance Co. Ltd.
112,146
0.0
2,720
Doosan Bobcat, Inc.
82,319
0.0
6,803
GS Holdings Corp.
243,542
0.1
3,881
Hana Financial Group, Inc.
183,874
0.1
3,191  Hankook Tire &
Technology Co. Ltd.
104,204
0.0
2,055
HD Hyundai Co. Ltd.
125,933
0.1
3,035
Hyundai Glovis Co. Ltd.
270,139
0.1
2,329
Hyundai Mobis Co. Ltd.
376,810
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
1,180
Hyundai Motor Co.
$ 215,055
0.1
3,907
Hyundai Steel Co.
79,056
0.0
38,775
Kakao Corp.
1,114,280
0.5
3,823
KB Financial Group, Inc.
247,142
0.1
4,777
Kia Corp.
391,985
0.2
3,532  Korea Aerospace
Industries Ltd.
146,795
0.1
10,422
Korean Air Lines Co. Ltd.
161,973
0.1
2,825
KT&G Corp.
192,586
0.1
1,326
LG Corp.
84,562
0.0
1,920
LG Electronics, Inc.
146,209
0.1
83,246
LG Uplus Corp.
608,867
0.3
1,926
Lotte Corp.
34,748
0.0
412
Lotte Wellfood Co. Ltd.
53,989
0.0
22,058
NAVER Corp.
2,813,333
1.2
849
POSCO Holdings, Inc.
219,552
0.1
6,942
Samsung C&T Corp.
790,707
0.3
803  Samsung Electro-
Mechanics Co. Ltd.
93,873
0.0
140,905  Samsung Electronics Co.
Ltd.
8,688,523
3.8
5,837
(1)
Samsung Engineering Co.
Ltd.
121,922
0.1
617  Samsung Fire & Marine
Insurance Co. Ltd.
167,780
0.1
14,672  Samsung Life Insurance
Co. Ltd.
1,035,485
0.5
1,770
Samsung SDS Co. Ltd.
191,533
0.1
19,755  Shinhan Financial Group
Co. Ltd.
868,844
0.4
64,182
SK Hynix, Inc.
9,205,209
4.0
128,395
(1)
SK Square Co. Ltd.
8,144,004
3.6
61,644
SK Telecom Co. Ltd.
2,439,190
1.1
1,019
SK, Inc.
111,763
0.0
2,720
S-Oil Corp.
134,183
0.1
13,977  Woori Financial Group,
Inc.
160,878
0.1
40,244,786
17.7
Taiwan : 17.3%
11,000
Accton Technology Corp.
172,428
0.1
161,000
Acer, Inc.
217,312
0.1
13,471
Advantech Co. Ltd.
143,285
0.1
86,000  ASE Technology Holding
Co. Ltd.
401,371
0.2
86,000
Asia Cement Corp.
108,648
0.0
15,000
Asustek Computer, Inc.
210,355
0.1
14,000  Catcher Technology Co.
Ltd.
91,193
0.0
73,000  Cheng Shin Rubber
Industry Co. Ltd.
107,562
0.0
71,000  Chicony Electronics Co.
Ltd.
338,347
0.2
225,000  China Development
Financial Holding Corp.
111,047
0.1
130,000
China Steel Corp.
92,010
0.0
51,000  Chunghwa Telecom Co.
Ltd.
188,980
0.1
541,000
Compal Electronics, Inc.
524,184
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
161,000  CTBC Financial Holding
Co. Ltd.
$ 174,752
0.1
28,000
Delta Electronics, Inc.
359,627
0.2
10,000
Eclat Textile Co. Ltd.
162,414
0.1
7,000
Elite Material Co. Ltd.
95,119
0.0
136,000
Eva Airways Corp.
143,333
0.1
21,000  Evergreen Marine Corp.
Taiwan Ltd.
109,073
0.1
135,000  Far Eastern New Century
Corp.
140,438
0.1
34,000  Far EasTone
Telecommunications Co.
Ltd.
89,567
0.0
22,000  Feng TAY Enterprise Co.
Ltd.
94,230
0.0
753,000
(1)(3)
FIT Hon Teng Ltd.
260,194
0.1
67,000  Formosa Chemicals &
Fibre Corp.
102,012
0.0
75,000
Formosa Plastics Corp.
132,437
0.1
78,000  Foxconn Technology Co.
Ltd.
156,913
0.1
9,000  Gigabyte Technology Co.
Ltd.
72,785
0.0
120,000  Hon Hai Precision Industry
Co. Ltd.
736,190
0.3
207,000
Inventec Corp.
306,104
0.1
2,700
Largan Precision Co. Ltd.
234,253
0.1
122,000
Lite-On Technology Corp.
373,114
0.2
157,300
MediaTek, Inc.
5,990,792
2.6
49,000  Micro-Star International
Co. Ltd.
255,657
0.1
81,000
Nan Ya Plastics Corp.
123,944
0.1
20,000  Novatek Microelectronics
Corp.
322,551
0.1
158,000
Pegatron Corp.
488,082
0.2
263,000
Pou Chen Corp.
290,306
0.1
69,000  Powertech Technology,
Inc.
346,961
0.2
28,000
Quanta Computer, Inc.
238,553
0.1
13,000  Realtek Semiconductor
Corp.
205,075
0.1
38,000  Sino-American Silicon
Products, Inc.
223,865
0.1
177,000  SinoPac Financial
Holdings Co. Ltd.
144,079
0.1
49,000  Synnex Technology
International Corp.
106,444
0.0
52,000
Taiwan Fertilizer Co. Ltd.
102,330
0.0
778,418  Taiwan Semiconductor
Manufacturing Co. Ltd.
22,707,477
10.0
70,000  Teco Electric and
Machinery Co. Ltd.
104,095
0.0
77,000  Uni-President Enterprises
Corp.
197,883
0.1
143,000  United Microelectronics
Corp.
227,812
0.1
189,000
Wistron Corp.
568,672
0.3
33,000
WPG Holdings Ltd.
86,960
0.0
102,000  Yuanta Financial Holding
Co. Ltd.
102,334
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
54,000  Zhen Ding Technology
Holding Ltd.
$ 227,742
0.1
39,510,891
17.3
Thailand : 1.9%
16,200  Advanced Info Service
PCL
106,474
0.1
165,700  Bangkok Dusit Medical
Services PCL - Class F
122,150
0.1
17,600
Bumrungrad Hospital PCL
121,518
0.1
1,999,066
CP ALL PCL - Foreign
3,270,787
1.4
44,300  PTT Exploration &
Production PCL
182,147
0.1
209,900  PTT Oil & Retail Business
PCL
93,161
0.0
293,700
PTT PCL - Foreign
263,604
0.1
12,600  Siam Cement PCL
- Foreign
78,211
0.0
4,238,052
1.9
Turkey : 0.8%
482,665
Akbank TAS
902,144
0.4
10,871
BIM Birlesik Magazalar AS
205,322
0.1
3,442
(1)
D-MARKET Elektronik
Hizmetler ve Ticaret AS,
ADR
10,670
0.0
27,210
KOC Holding AS
176,729
0.1
12,230
(1)
Turk Hava Yollari AO
106,817
0.0
63,089  Turkcell Iletisim Hizmetleri
AS
201,167
0.1
49,453  Turkiye Petrol Rafinerileri
AS
243,847
0.1
1,846,696
0.8
United Arab Emirates : 0.4%
290,393
Air Arabia PJSC
208,051
0.1
56,338
Aldar Properties PJSC
113,352
0.0
80,223
Emaar Development PJSC
185,435
0.1
155,133
Emaar Properties PJSC
364,502
0.2
871,340
0.4
United Kingdom : 1.2%
342,800
(4)
Fix Price Group PLC, GDR
—
—
44,214
Unilever PLC, ADR
2,714,740
1.2
2,714,740
1.2
United States : 0.6%
13,319
Micron Technology, Inc.
1,462,692
0.6
Uruguay : 1.3%
1,779
(1)
MercadoLibre, Inc.
2,968,973
1.3
Total Common Stock
(Cost $217,171,995)
225,040,308
98.8
PREFERRED STOCK : 0.6%
Brazil : 0.5%
24,254
Bradespar SA
79,587
0.0
125,510  Cia Energetica de Minas
Gerais
242,094
0.1
52,894  Cia Paranaense de
Energia
93,890
0.0
41,036
Gerdau SA
132,550
0.1
269,163
Itausa SA
481,587
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Brazil (continued)
28,983
Petroleo Brasileiro SA
$ 190,926
0.1
1,220,634
0.5
Chile : 0.0%
2,474  Sociedad Quimica y
Minera de Chile SA
93,798
0.0
Russia : —%
378
(4)
AK Transneft PJSC OAO
—
—
863,754
(4)
Surgutneftegas PJSC
—
—
217
(4)
Transneft PJSC
—
—
—
—
South Korea : 0.1%
971
LG Chem Ltd.
151,331
0.1
Total Preferred Stock
(Cost $3,340,831)
1,465,763
0.6
RIGHT : 0.0%
India : 0.0%
3,140
(1)
Tata Consumer Products
Ltd.
14,015
0.0
Total Right
(Cost $–)
14,015
0.0
WARRANTS : 0.0%
United States : 0.0%
38,283
(1)
IRSA Inversiones y
Representaciones SA
27,564
0.0
Total Warrants
(Cost $–)
27,564
0.0
Total Long-Term
Investments
(Cost $220,512,826)
226,547,650
99.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.4%
Repurchase Agreements : 0.7%
1,000,000
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
07/31/2024, 5.450%, due
08/01/2024 (Repurchase
Amount $1,000,149,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.500%, Market
Value plus accrued
interest $1,020,000, due
10/01/40-03/01/54)
1,000,000
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
526,579
(5)
National Bank Financial,
Inc., Repurchase
Agreement dated
07/31/2024, 5.390%, due
08/01/2024 (Repurchase
Amount $526,657,
collateralized by various
U.S. Government
Securities, 0.000%-
4.875%, Market Value plus
accrued interest $537,111,
due 08/01/24-09/09/49)
$ 526,579
0.2
Total Repurchase
Agreements
(Cost $1,526,579)
1,526,579
0.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.7%
1,230,037
(6)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.210%
1,230,037
0.5
387,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.210%
387,000
0.2
Total Mutual Funds
(Cost $1,617,037)
1,617,037
0.7
Total Short-Term
Investments
(Cost $3,143,616)
3,143,616
1.4
Total Investments in
Securities
(Cost $223,656,442) $ 229,691,266 100.8
Liabilities in Excess of
Other Assets (1,893,508) (0.8)
Net Assets $ 227,797,758 100.0
ADR American Depositary Receipt
GDR Global Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2024.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 30.6%
Consumer Staples 13.9
Financials 12.4
Consumer Discretionary 9.8
Energy 8.7
Communication Services 8.1
Industrials 7.4
Materials 4.2
Utilities 2.0
Health Care 1.6
Real Estate 0.7
Warrants 0.0
Right 0.0
Short-Term Investments 1.4
Liabilities in Excess of Other Assets (0.8)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2024
Asset Table
Investments, at fair value
Common Stock
Argentina $ 358,051 $ — $ — $ 358,051
Brazil 15,091,440 — — 15,091,440
Chile 1,074,160 — — 1,074,160
China 4,009,494 22,917,605 — 26,927,099
France — 1,911,854 — 1,911,854
Germany — 1,337,941 — 1,337,941
Greece 314,915 971,014 — 1,285,929
Hong Kong — 4,714,200 — 4,714,200
Hungary 554,842 162,655 — 717,497
India 9,511,528 35,419,527 — 44,931,055
Indonesia 3,058,317 1,276,616 — 4,334,933
Japan — 3,261,478 — 3,261,478
Kuwait — 110,520 — 110,520
Malaysia 842,151 1,195,168 — 2,037,319
Mexico 13,018,573 — — 13,018,573
Netherlands 114,736 2,092,953 — 2,207,689
Peru 1,191,286 — — 1,191,286
Philippines 372,168 — — 372,168
Qatar 438,015 89,363 — 527,378
Romania — 217,341 — 217,341
Russia — — — —
Saudi Arabia 144,434 1,798,111 — 1,942,545
South Africa 2,833,263 778,419 — 3,611,682
South Korea — 40,244,786 — 40,244,786
Taiwan — 39,510,891 — 39,510,891
Thailand — 4,238,052 — 4,238,052
Turkey 1,846,696 — — 1,846,696
United Arab Emirates 663,289 208,051 — 871,340
United Kingdom 2,714,740 — — 2,714,740
United States 1,462,692 — — 1,462,692
Uruguay 2,968,973 — — 2,968,973
Total Common Stock 62,583,763 162,456,545 — 225,040,308
Preferred Stock 1,314,432 151,331 — 1,465,763
Right — 14,015 — 14,015
Warrants 27,564 — — 27,564
Short-Term Investments 1,617,037 1,526,579 — 3,143,616
Total Investments, at fair value $ 65,542,796 $ 164,148,470 $ — $ 229,691,266
Liabilities Table
Other Financial Instruments+
Futures $ (21,198) $ — $ — $ (21,198)
Total Liabilities $ (21,198) $ — $ — $ (21,198)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
At July 31, 2024, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 20 09/20/24 $ 1,096,500 $ (21,198)
$ 1,096,500 $ (21,198)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 44,865,460
Gross Unrealized Depreciation (38,830,636)
Net Unrealized Appreciation $ 6,034,824